Cover	Feb. 14, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 14, 2023
Entity Registrant Name	Magnolia Oil & Gas Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38083
Entity Tax Identification Number	81-5365682
Entity Address, Postal Zip Code	77046
Entity Address, State or Province	TX
Entity Address, City or Town	Houston
Entity Address, Address Line One	Nine Greenway Plaza, Suite 1300
Local Phone Number	842-9050
City Area Code	713
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 Per Share
Trading Symbol	MGY
Security Exchange Name	NYSE
Entity Central Index Key	0001698990
Amendment Flag	false